MANAGER, FOUNDER AND INVESTMENT ADVISER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017


BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Gary C. Cornia
   William L. Ensign
   Diana P. Herrmann
   Anne J. Mills
   R. Thayne Robson


OFFICERS
   Diana P. Herrmann, President
   Jerry G. McGrew, Senior Vice President
   Kimball L. Young, Senior Vice President
      and Co-Portfolio Manager
   Thomas S. Albright, Vice President
      and Co-Portfolio Manager
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017


CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   100 East Broad Street
   Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.

SEMI-ANNUAL
REPORT

DECEMBER 31, 2001

[Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders with the sun rising behind them]

                                TAX-FREE FUND FOR
                                      UTAH
                          A TAX-FREE INCOME INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Fund for Utah: a rectangle containing desert boulders with the sun rising behind them]

                             TAX-FREE FUND FOR UTAH
                               SEMI-ANNUAL REPORT
                              "MEETING OBJECTIVES"

                                                                January 28, 2002

Dear Fellow Shareholder:

     As you know, the objective of Tax-Free Fund For Utah is to provide you with "as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital."*

     From the inception of the Fund on July 24, 1992, management has always strived to meet this objective through having an investment portfolio of high quality securities and a maturity level which is primarily intermediate term in nature. This investment approach offers shareholders the opportunity to feel good about their investment knowing that:

     *   the share price should fluctuate relatively little, and thus
     *   their investment should be relatively secure.

     Through the various checks we have made of shareholder sentiments, this philosophy consistently rings true in the thinking of our investors. Shareholders of Tax-Free Fund For Utah have expressed to us their desire to make sure that their investment in the Fund is such that they will get a "RETURN OF THEIR MONEY" as well as a "TAX-FREE RETURN ON THEIR MONEY." Therefore, we have managed the investment portfolio of the Fund accordingly.

     We think you will be interested in seeing just how well the Fund has met its objective of a stable share value since its inception. The Fund's share price will always have some fluctuation to it as a result of market activity and interest rate changes. However, the share price of the Fund has fluctuated very little since its inception in 1992. We have continually sought to meet the objective of preserving shareholders' capital in the Fund to the maximum extent possible and believe that our efforts and success in this regard are evident in the following graph.**

[Graphic of a bar chart with the following information:]

          SHARE NET ASSET VALUE

      7/24/92                   $9.60
     12/31/92                   $9.57
     12/31/93                  $10.14
     12/31/94                   $8.95
     12/31/95                  $10.05
     12/31/96                   $9.92
     12/31/97                  $10.22
     12/31/98                  $10.29
     12/31/99                   $9.21
     12/31/00                   $9.69
     12/31/01                   $9.59


     Now, let's take a look at how well we have done in providing preservation of capital over the six-month period from July 1, 2001 to December 31, 2001 covered by this Semi-Annual report.

            CLASS A SHARE PRICE

     July, 2001                  $9.75
     August, 2001                $9.85
     September, 2001             $9.78
     October, 2001               $9.84
     November, 2001              $9.72
     December, 2001              $9.59


     As you will note, the share price of the Fund fluctuated somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.26 ($9.59 vs. $9.85), or approximately 3%. Thus, the total volatility of share price was far less than that experienced by various other investments that you might have made over the last six months.

     Now, let's take a look at the double tax-free dividend rate paid over the last six months, representing the first half of the fiscal year.

     As you are aware, by having the Fund principally invest in Utah municipal bonds, the Fund is in a position to provide its shareholders with income which is exempt from both Utah state and regular Federal income tax. Also, we have consistently tried to ensure that people get their monthly dividend in time to meet their schedule for payments of various living expenses. Therefore, we pick a payment date every month that allows the income to be provided to you by around the 1st of the following month.

                            APPROXIMATE PER                    # OF DAYS
                          SHARE DIVIDEND PAID             COVERED BY DIVIDEND

     July, 2001                  $.041                             30
     August, 2001                $.041                             30
     September, 2001             $.042                             32
     October, 2001               $.041                             31
     November, 2001              $.040                             31
     December, 2001              $.036                             28

     As you will observe, we try to ensure that the rate of income you receive is approximately equal for every month, in keeping with our shareholders' income needs. This is the same approach we have maintained since the inception of the Fund in July, 1992. The dividend paid will, however, fluctuate slightly based upon the number of days covered by the dividend. As you will note, December's dividend is smaller than other months because it covers only 28 days.

     For you as a shareholder of Tax-Free Fund For Utah, we have tried our best to meet the stated objectives for the Fund.

     We want you to keep what you have in principal while earning a consistent stream of income every month. Most importantly, we want the Fund to meet your objective of feeling comfortable with your investment and having enough money each month to be able to meet your desired living expenses.

     It is always gratifying to accomplish what you have set out to do. We hope that by the Fund meeting its objectives, we have helped you to meet your objectives as well.

                                   Sincerely,

/s/  Diana P. Herrmann
----------------------
Diana P. Herrmann
President

/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** The above chart illustrates the record of Class A Net Asset Value Price since the Fund's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2001
                                   (UNAUDITED)

                                                                                RATING
    FACE                                                                        MOODY'S/
   AMOUNT     GENERAL OBLIGATION BONDS (18.0%)                                    S&P              VALUE
-----------   --------------------------------------------------------------    -------        ------------
              CITY, COUNTY AND STATE (10.9%)
              --------------------------------------------------------------
              American Fork City, Utah FGIC Insured
$   610,000      5.00%, 12/01/14 ...........................................    Aaa/NR         $    611,525
    645,000      5.00%, 12/01/15 ...........................................    Aaa/NR              641,775
              Brian Head, Utah
    405,000      6.50%, 03/15/24 ...........................................    NR/NR*              433,856
              Brigham City Utah Tax Allocation, FSA Insured
    140,000      5.50%, 06/15/11 ...........................................    Aaa/AAA             145,075
              Cedar City, Utah Special Assessment
    235,000      5.05%, 09/01/10 ...........................................    NR/NR*              233,237
    215,000      5.20%, 09/01/11 ...........................................    NR/NR*              213,656
              Clearfield City, Utah,
  2,095,000      MBIA Insured, 5.125%, 02/01/18 ............................    NR/AAA            2,076,669
              Coral Canyon, Utah Spl. Svc. District
    580,000      5.70%, 07/15/18 ...........................................    NR/NR*              566,950
              Hurricane, Utah Asset Guaranty Insured,
    295,000      5.40%, 11/01/09 ...........................................    NR/AA               310,488
              St. George, Utah FGIC Insured
    100,000      5.375%, 08/01/21 ..........................................    Aaa/AAA             100,250
              Salt Lake City, Utah
    120,000      5.75%, 06/15/17 ...........................................    Aaa/NR              126,600
              Weber County, Utah, FGIC Insured
    400,000      5.625%, 01/15/11 ..........................................    Aaa/AAA             414,536
                                                                                               ------------
                                                                                                  5,874,617
                                                                                               ------------

              SCHOOL DISTRICT (7.1%)
              --------------------------------------------------------------
              Davis County, Utah School District
    575,000      5.00%, 06/01/15 ...........................................    Aaa/NR              578,594
              Jackson & Williamson County, Illinois School
                 District AMBAC Insured
  1,000,000      6.25%, 12/01/15 ...........................................    Aaa/AAA           1,095,000
  1,000,000      6.50%, 12/01/18 ...........................................    Aaa/AAA           1,091,250
              Nebo, Utah School District
    440,000      5.50%, 07/01/11 ...........................................    Aaa/AAA             467,500
              Rich County, Utah School, School District
    120,000      5.50%, 12/15/09 ...........................................    NR/NR*              123,450
              Weber County, Utah School District
    500,000      5.000%, 06/15/18 ..........................................    Aaa/NR              492,500
                                                                                               ------------
                                                                                                  3,848,294
                                                                                               ------------

                 Total General Obligation Bonds.............................                      9,722,911
                                                                                               ------------

              REVENUE BONDS (79.8%)
              --------------------------------------------------------------

              EDUCATION (8.6%)
              --------------------------------------------------------------
              Salt Lake County, Utah Westminster College Project
$   115,000      5.05%, 10/01/10 ...........................................    NR/BBB         $    115,575
  1,000,000      5.75%, 10/01/27 ...........................................    NR/BBB              986,250
              Southern Utah University Revenue
    375,000      6.30%, 06/01/16 ...........................................    NR/NR*              382,969
              University of Utah Revenue Refunding, (Biology
                 Research Facilities),
    200,000      5.50%, 04/01/11, MBIA Insured .............................    Aaa/AAA             207,000
              Utah State Board Regents Aux. Sys. and Student
                 FSA Insured
    895,000      5.25%, 04/01/12 ...........................................    Aaa/AAA             919,613
  1,260,000      5.50%, 06/01/16 ...........................................    NR/AAA            1,305,675
              Weber St. University Utah Rev. Student Facs. Sys.
                 Series A
    300,000      5.10%, 04/01/16 ...........................................    NR/AA              298,500
    425,000      5.25%, 04/01/19 ...........................................    NR/AA              422,344
                                                                                               ------------
                                                                                                  4,637,926
                                                                                               ------------

              HEALTH (3.0%)
              --------------------------------------------------------------
              Salt Lake City, Utah Hospital Revenue - IHC
                 Hospitals, Inc.
    160,000      6.25%, 02/15/23 ...........................................    Aa2/AA+             164,269
              Utah County, Utah Hospital Revenue, IHC Health
                 Services, MBIA Insured
  1,500,000      5.25%, 08/15/21 ...........................................    Aaa/AAA           1,479,375
                                                                                               ------------
                                                                                                  1,643,644
                                                                                               ------------

              HOUSING (10.3%)
              --------------------------------------------------------------
              Colorado Housing Authority
    610,000      6.75%, 10/01/21 ...........................................    Aa2/NR              674,813
              Idaho Housing Agency, Single Family Mortgage
                 Revenue
    160,000      6.40%, 07/01/11 ...........................................    Aa1/NR              166,400
    140,000      6.60%, 07/01/15 ...........................................    Aaa/NR              142,275
              Nevada Housing Division FHA/VA Mortgages
    210,000      6.55%, 10/01/11 ...........................................    Aa2/NR              219,450
              Provo City Utah Housing Authority, GNMA
                 Collateralized
$   500,000      5.80%, 07/20/22 ...........................................    Aaa/NR         $    510,625
              Utah State Housing Finance Agency
    330,000      5.00%, 07/01/09 Series F ..................................    Aaa/AAA             341,550
     60,000      6.15%, 07/01/16 Senior Issue A-1 ..........................    Aaa/AAA              61,650
              Utah State Housing Finance Agency, Single Family
                 Housing Mortgage Revenue
    140,000      7.25%, 07/01/11 Mezzanine Series G-1 ......................    Aa2/AA              146,825
    140,000      6.60%, 07/01/11 Series E-1 ................................    NR/AA              145,075
    130,000      6.35%, 07/01/11 Series 1994C ..............................    Aa2/NR              133,575
    415,000      6.90%, 07/01/12 Senior Issue B-2 ..........................    NR/AAA              421,744
  1,155,000      5.65%, 07/01/16 Series 1994C ..............................    Aaa/AAA           1,185,319
    260,000      5.40%, 07/01/16 ...........................................    Aa2/AA              263,250
     85,000      5.05%, 07/01/18 ...........................................    Aa2/AA               81,706
    160,000      5.60%, 07/01/26 ...........................................    Aaa/AAA             162,400
              Washington State Housing , Single Family Housing
                 Mortgage Revenue,
    525,000      6.05%, 12/01/16 ...........................................    Aaa/NR              544,686
              West Jordan, Utah Multi-Family Housing, FSA Insured
    360,000      6.80%, 01/01/15 ...........................................    Aaa/AAA             375,750
                                                                                               ------------
                                                                                                  5,577,093
                                                                                               ------------

              INDUSTRIAL DEVELOPMENT (4.0%)
              --------------------------------------------------------------
              Jordanelle, Utah Spl. Svc. Improvement District
    470,000      8.00%, 10/01/11 ...........................................    NR/NR*              479,987
              Sandy City, Utah Industrial Development, H Shirley
                 Wright Project, Refunding Bonds
    250,000      LOC Olympus Bank, 6.125%, 08/01/16 ........................    NR/AAA              258,437
              West Valley City, Utah Redevelopment Agency Tax
                 Increment Rev.
  1,400,000      6.00%, 03/01/24 ...........................................    NR/A-             1,419,250
                                                                                               ------------
                                                                                                  2,157,674
                                                                                               ------------

              LEASE (22.8%)
              --------------------------------------------------------------
              Lehi, Utah Municipal Building Lease Revenue,
                 Building Revenue
  1,020,000      5.50%, 06/15/15, AMBAC Insured ............................    Aaa/NR            1,054,425
              Murray City, Utah Municipal Building Revenue
                 AMBAC Insured
$   270,000      5.05%, 12/01/15 ...........................................    Aaa/NR         $    270,675
              Salt Lake County, Utah Municipal Building
                 Authority, Lease Revenue
    400,000      5.00%, 10/01/11 MBIA Insured ..............................    Aaa/AAA             407,000
  1,120,000      6.00%, 10/15/14 ...........................................    Aa1/AA            1,199,800
  3,850,000      5.20%, 10/15/20 AMBAC Insured .............................    Aaa/AAA           3,797,063
              St. George, Utah Interlocal Agency Revenue,
                 AMBAC Insured
  1,000,000      5.125%, 12/01/17 ..........................................    NR/AAA              995,000
              Sandy City, Utah Muni. Bldg. Auth., AMBAC Insured
    700,000      5.60%, 06/15/15 ...........................................    Aaa/NR              730,625
              Utah County, Utah Municipal Building Authority,
                 Lease Revenue AMBAC Insured
    120,000      5.50%, 11/01/16 ...........................................    Aaa/NR              123,300
    240,000      5.50%, 11/01/17 ...........................................    Aaa/NR              248,400
              Utah State Building Ownership Authority
    350,000      5.75%, 08/15/08 ...........................................    Aa1/AA+             356,143
  1,300,000      5.25%, 05/15/20 ...........................................    Aaa/AAA           1,290,250
              Utah State Municipal Finance Corp. Local
                 Government Revenue
    250,000      6.40%, 08/01/09 ...........................................    A1/A               253,625
              Weber County, Utah Municipal Building Lease
                 Revenue MBIA Insured
  1,500,000      5.75%, 12/15/19 ...........................................    Aaa/AAA           1,565,625
                                                                                               ------------
                                                                                                 12,291,931
                                                                                               ------------

              TAX REVENUE (9.8%)
              --------------------------------------------------------------
              Salt Lake City, Utah Redev. Rev. Wash. Blvd. Proj.
                 Tax Increment
    200,000      5.80%, 03/01/15 ...........................................    NR/A                203,250
              Salt Lake City, Utah Sales Tax Revenue
    490,000      5.25%, 02/01/12 ...........................................    NR/AAA              511,437
    265,000      5.25%, 02/01/13 ...........................................    NR/AAA              274,275
  1,320,000      5.25%, 02/01/15 ...........................................    NR/AAA            1,353,000
              South Jordan, Utah Sales Tax AMBAC Insured
$   570,000      5.00%, 08/15/15 ...........................................    NR/AAA         $    568,575
              West Valley City, Utah Sales Tax Revenue MBIA Insured
    800,000      5.50%, 07/15/17 ...........................................    Aaa/AAA             818,000
  1,640,000      5.00%, 07/15/21 ...........................................    Aaa/AAA           1,578,500
                                                                                               ------------
                                                                                                  5,307,037
                                                                                               ------------

              TRANSPORTATION (4.3%)
              --------------------------------------------------------------
              Salt Lake City, Utah Airport Revenue, FGIC Insured,
                 Series B
    875,000      5.88%, 12/01/12 ...........................................    Aaa/AAA             924,219
    370,000      5.88%, 12/01/18 ...........................................    Aaa/AAA             388,038
          Utah Transit Authority Sales, FSA Insured
  1,000,000      5.40%, 12/15/16 ...........................................    NR/AAA            1,016,250
                                                                                               ------------
                                                                                                  2,328,507
                                                                                               ------------

              UTILITY (5.5%)
              --------------------------------------------------------------
              Intermountain Power Agency Utilities Light & Power
                 Service, Utah MBIA Insured
    840,000      5.00%, 07/01/12 ...........................................    Aaa/AAA             846,564
    350,000      5.00%, 07/01/21 ...........................................    Aaa/AAA             336,125
              Salem, Utah Electric Revenue
    125,000      5.30%, 11/01/07 ...........................................    NR/NR*              128,594
    130,000      5.35%, 11/01/08 ...........................................    NR/NR*              133,575
    140,000      5.40%, 11/01/09 ...........................................    NR/NR*              142,975
              Springville, Utah Electric Revenue
    550,000      5.60%, 03/01/09 ...........................................    Baa1/NR             568,563
              Utah Association Municipal Power Systems Revenue
    790,000      5.25%, 12/01/09 ...........................................    NR/A               825,550
                                                                                               ------------
                                                                                                  2,981,946
                                                                                               ------------

              WATER AND SEWER (11.5%)
              --------------------------------------------------------------
              Ashley Valley, Utah, AMBAC Insured
    455,000      9.50%, 01/01/08 ...........................................    Aaa/AAA             511,306
              Eagle Mountain, Utah Water and Sewer ACA Insd.
    750,000      5.80%, 11/15/16 ...........................................    NR/A               750,000
              Riverton, Utah Water Revenue FGIC Insured
    100,000      5.35%, 09/01/15 ...........................................    Aaa/NR              102,000
              St. George, Utah Water Revenue, AMBAC Insured
    300,000      5.38%, 06/01/16 ...........................................    Aaa/AAA             302,250
              Salt Lake City, Utah Metropolitan Water Revenue
                 AMBAC Insured
$ 1,000,000      5.375%, 07/01/24 ..........................................    Aaa/AAA        $  1,007,500
    125,000      5.375%, 07/01/29 ..........................................    Aaa/AAA             125,625
              Salt Lake City, Utah Water And Sewer Revenue,
                 AMBAC Insured
    500,000      5.75%, 02/01/13 ...........................................    Aaa/AAA             523,750
              Utah Water Finance Agency Revenue
    910,000      5.50%, 10/01/14 AMBAC Insured .............................    Aaa/AAA             944,125
    250,000      5.00%, 06/01/19 MBIA Insured ..............................    Aaa/AAA             242,500
    350,000      5.40%, 10/01/24 AMBAC Insured .............................    Aaa/AAA             350,875
    250,000      5.50%, 10/01/29 AMBAC Insured .............................    Aaa/AAA             252,812
              Weber-Box Elder, Utah Conservation District Water Revenue
    200,000      6.45%, 11/01/14 ...........................................    Baa3/NR             209,500
    200,000      6.50%, 11/01/19 ...........................................    Baa3/NR             204,750
    335,000      6.90%, 11/01/20 ...........................................    Baa3/NR             350,912
              White City, Utah Water Improvement AMBAC Insured
    300,000      5.90%, 02/01/22 ...........................................    Aaa/AAA             310,875
                                                                                               ------------
                                                                                                  6,188,780
                                                                                               ------------

                 Total Revenue Bonds .......................................                     43,114,538
                                                                                               ------------

                   Total Investments (cost $52,679,013**) ..................      97.8%          52,837,449
                   Other assets less liabilities  ..........................       2.2            1,181,625
                                                                                -------        ------------
                   Net Assets ..............................................     100.0%        $ 54,019,074
                                                                                =======        ============


* Any security not rated must be determined by the Investment Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

**   See notes 2f and 4.

                                PORTFOLIO ABBREVIATIONS:

                     AMBAC   - American Municipal Bond Assurance Corp.
                     FGIC    - Financial Guaranty Insurance Co.
                     FSA     - Financial Security Assurance
                     MBIA    - Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001
                                   (UNAUDITED)

ASSETS
   Investments at value (cost $52,679,013) ................................................          $ 52,837,449
   Interest receivable ....................................................................               753,400
   Receivable for investment securities sold ..............................................               475,000
   Receivable for Fund shares sold ........................................................               396,630
   Due from Manager for reimbursement of expenses (note 3) ................................                 2,005
                                                                                                     ------------
   Total assets ...........................................................................            54,464,484
                                                                                                     ------------

LIABILITIES
   Cash overdraft .........................................................................               311,173
   Dividends payable ......................................................................                59,069
   Distribution fees payable ..............................................................                34,584
   Payable for Fund shares redeemed .......................................................                13,782
   Accrued expenses .......................................................................                26,802
                                                                                                     ------------
   Total liabilities ......................................................................               445,410
                                                                                                     ------------
NET ASSETS ................................................................................          $ 54,019,074
                                                                                                     ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share .....          $     56,341
   Additional paid-in capital .............................................................            56,574,101
   Net unrealized appreciation on investments (note 4) ....................................               158,436
   Accumulated net realized loss on investments ...........................................            (2,714,270)
   Distributions in excess of net investment income .......................................               (55,534)
                                                                                                     ------------
                                                                                                     $ 54,019,074
                                                                                                     ============

CLASS A
   Net Assets .............................................................................          $ 49,004,721
                                                                                                     ============
   Capital shares outstanding .............................................................             5,110,839
                                                                                                     ============
   Net asset value and redemption price per share .........................................          $       9.59
                                                                                                     ============
   Offering price per share (100/96 of $9.59 adjusted to nearest cent) ....................          $       9.99
                                                                                                     ============

CLASS C
   Net Assets .............................................................................          $  4,984,438
                                                                                                     ============
   Capital shares outstanding .............................................................               520,146
                                                                                                     ============
   Net asset value and offering price per share ...........................................          $       9.58
                                                                                                     ============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ..........................................          $       9.58*
                                                                                                     ============

CLASS Y
   Net Assets .............................................................................          $     29,915
                                                                                                     ============
   Capital shares outstanding .............................................................                 3,109
                                                                                                     ============
   Net asset value, offering and redemption price per share ...............................          $       9.62
                                                                                                     ============

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2001
                                   (UNAUDITED)

INVESTMENT INCOME:

     Interest income ...........................................                        $ 1,185,905

EXPENSES:

     Management fee (note 3) ...................................     $   114,996
     Distribution and service fees (note 3) ....................          59,321
     Legal fees ................................................          26,464
     Shareholders' reports and proxy statements ................          17,082
     Trustees' fees and expenses ...............................          16,020
     Transfer and shareholder servicing agent fees .............          12,711
     Audit and accounting fees .................................          11,620
     Custodian fees ............................................           4,792
     Registration fees and dues ................................           1,112
     Insurance .................................................             913
     Miscellaneous .............................................          11,425
                                                                     -----------
     Total expenses ............................................         276,456

     Management fee waived (note 3) ............................        (113,138)
     Reimbursement of expenses by Manager (note 3) .............         (34,374)
     Expenses paid indirectly (note 7) .........................         (21,989)
                                                                     -----------
     Net expenses ..............................................                            106,955
                                                                                        -----------
     Net investment income .....................................                          1,078,950

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .....         160,706
     Change in unrealized appreciation on investments ..........        (722,171)
                                                                     -----------

     Net realized and unrealized gain (loss) on investments ....                           (561,465)
                                                                                        -----------
     Net increase in net assets resulting from operations ......                        $   517,485
                                                                                        ===========

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED
                                                                     DECEMBER 31, 2001      YEAR ENDED
                                                                        (UNAUDITED)        JUNE 30, 2001
                                                                     -----------------     -------------
OPERATIONS:
   Net investment income ......................................        $  1,078,950        $  1,755,870
   Net realized gain (loss) from securities transactions ......             160,706            (451,219)
   Change in unrealized depreciation on investments ...........            (722,171)          1,619,665
                                                                       ------------        ------------
      Change in net assets from operations ....................             517,485           2,924,316
                                                                       ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ......................................          (1,051,992)         (1,762,985)

   Class C Shares:
   Net investment income ......................................             (65,717)            (50,724)

   Class Y Shares:
   Net investment income ......................................                (653)                (14)
                                                                       ------------        ------------
      Change in net assets from distributions .................          (1,118,362)         (1,813,723)
                                                                       ------------        ------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ..................................          20,644,784           4,448,499
   Reinvested dividends and distributions .....................             566,015             912,724
   Cost of shares redeemed ....................................          (2,790,972)         (5,478,718)
                                                                       ------------        ------------
      Change in net assets from capital share transactions ....          18,419,827            (117,495)
                                                                       ------------        ------------
      Change in net assets ....................................          17,818,950             993,098

NET ASSETS:
   Beginning of period ........................................          36,200,124          35,207,026
                                                                       ------------        ------------

   End of period ..............................................        $ 54,019,074        $ 36,200,124
                                                                       ============        ============


                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

1. ORGANIZATION

     Tax-Free Fund For Utah (the "Fund"), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 2001, there were no Class I shares outstanding. All classes of shares, represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective July 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six month period ending December 31, 2001, interest income increased by $427, net realized gain on investments decreased by $938, and the change in net unrealized appreciation of investments decreased by $511. In addition, the Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $14,470 to reflect the cumulative effect of this change up to the date of adoption. For the six months ended December 31, 2001, the new accounting pronouncement did not have a material impact on the financial highlights of the Fund.

3. FEES AND RELATED PARTY TRANSACTIONS

a)   MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Investment Adviser for the Fund under an Advisory and Administration Agreement with the Fund since August 1, 2001. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's net assets.

     For the period July 1, 2000 to July 31, 2001, Zions First National Bank (the "Sub-Adviser") served as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provided, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranged for the purchases and sales of portfolio securities, and provided for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser was entitled to receive a fee from the Manager which was payable monthly and computed as of the close of business each day at the annual rate of 0.23 of 1% on the Fund's net assets for the month of July 2001.

     For the six months ended December 31, 2001, the Fund incurred management fees of $114,996 of which $113,138 was voluntarily waived. Additionally, the Manager voluntarily agreed to reimburse the Fund for other expenses during this period in the amount of $34,374. Of this amount, $32,369 was paid prior to December 31, 2001 and the balance of $2,005 was paid in early January 2002.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2001 service fees on Class A Shares amounted to $42,635, of which the Distributor received $1,260.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2001, amounted to $12,515. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended December 31, 2001 amounted to $4,171. The total of these payments with respect to Class C Shares amounted to $16,686, of which the Distributor received $13,059.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Utah, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 2001, total commissions on sales of Class AShares amounted to $176,646, of which the Distributor received $15,848.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended December 31, 2001, purchases of securities and proceeds from the sales of securities aggregated $24,386,212 and $6,227,201, respectively.

     At December 31, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $52,665,054 amounted to $785,907 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $613,512, for a net unrealized appreciation of $172,395.

     At June 30, 2001, the Fund has a capital loss carryover of $2,874,931 of which $415,533 expires on June 30, 2008 and $2,459,398 expires on June 30, 2009. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

     The Fund is also permitted to invest in tax-free municipal obligations of issuers in other states and U.S. territories meeting comparable quality standards and providing income which is exempt from both regular Federal and Utah income taxes. The general policy of the Fund is to invest in such securities only when comparable securities of Utah issuers are not available in the market. At December 31, 2001, the Fund had 7.3% of its net assets invested in 7 such municipal issues.

6. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

7. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                          SIX MONTHS ENDED                    YEAR ENDED
                                    DECEMBER 31, 2001 (UNAUDITED)           JUNE 30, 2001
                                    -----------------------------      -----------------------
                                       SHARES         AMOUNT            SHARES       AMOUNT
CLASS A SHARES:
   Proceeds from shares sold ....     1,764,963    $ 17,265,733         359,036    $ 3,449,565
   Reinvested distributions .....        54,296         528,875          91,855        880,716
   Cost of shares redeemed ......      (265,498)     (2,594,068)       (547,686)    (5,257,047)
                                     ----------    ------------        --------    -----------
      Net change ................     1,553,761      15,200,540         (96,795)      (926,766)
                                     ----------    ------------        --------    -----------

CLASS C SHARES:
   Proceeds from shares sold ....       342,566       3,353,799         103,261        993,933
   Reinvested distributions .....         3,791          36,860           3,337         32,002
   Cost of shares redeemed ......       (20,550)       (196,625)        (23,139)      (221,671)
                                     ----------    ------------        --------    -----------
      Net change ................       325,807       3,194,034          83,459        804,264
                                     ----------    ------------        --------    -----------

CLASS Y SHARES:
   Proceeds from shares sold ....         2,567          25,252             515          5,001
   Reinvested distributions .....            41             280               1              6
   Cost of shares redeemed ......           (28)           (279)              -              -
                                     ----------    ------------        --------    -----------
      Net change ................         2,580          25,253             516          5,007
                                     ----------    ------------        --------    -----------
Total transactions in Fund
   shares .......................     1,882,148    $ 18,419,827         (12,820)   $  (117,495)
                                     ==========    ============        ========    ===========

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         CLASS A
                                                     ---------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED                             YEAR ENDED JUNE 30,
                                                       12/31/01       ----------------------------------------------------------
                                                     (UNAUDITED)       2001         2000         1999         1998         1997
                                                     -----------      ------       ------       ------       ------       ------
Net asset value, beginning of period .............       $9.65         $9.35        $9.88       $10.24        $9.94        $9.74
                                                        ------        ------       ------       ------       ------       ------

Income from investment operations:
   Net investment income .........................       0.23          0.48         0.48         0.49         0.52         0.52
   Net gain (loss) on securities (both realized
      and unrealized) ............................      (0.05)         0.32        (0.44)       (0.36)        0.30         0.21
                                                        ------        ------       ------       ------       ------       ------
   Total from investment operations ..............       0.18          0.80         0.04         0.13         0.82         0.73
                                                        ------        ------       ------       ------       ------       ------

Less distributions (note 6):
   Dividends from net investment income ..........      (0.24)        (0.50)       (0.51)       (0.49)       (0.52)       (0.53)
   Distributions from capital gains ..............        -             -          (0.06)         -            -            -
                                                        ------        ------       ------       ------       ------       ------
   Total distributions ...........................      (0.24)        (0.50)       (0.57)       (0.49)       (0.52)       (0.53)
                                                        ------        ------       ------       ------       ------       ------
Net asset value, end of period ...................       $9.59         $9.65        $9.35        $9.88       $10.24        $9.94
                                                        ======        ======       ======       ======       ======       ======

Total return (not reflecting sales charge) .......      1.90%+         8.72%        0.57%        1.19%        8.41%        7.72%

Ratios/supplemental data
   Net assets, end of period (in thousands) ......     $49,005       $34,321      $34,171      $47,251      $29,013      $29,071
   Ratio of expenses to average net assets .......       0.49%*        0.48%        0.42%        0.45%        0.34%        0.28%
   Ratio of net investment income to average
      net assets .................................       4.67%*        4.95%        5.06%        4.57%        5.06%        5.44%
   Portfolio turnover rate .......................      13.87%+       44.17%       48.99%       87.49%       11.31%        5.09%

The expense and net  investment  income ratios  without the effect of the voluntary  waiver of a portion of the  management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets .......      1.05%*         1.11%        1.11%        1.04%        1.30%        1.32%
   Ratio of net investment income to average
      net assets .................................      4.11%*         4.32%        4.37%        3.98%        4.10%        4.40%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets .......      0.40%*         0.39%        0.39%        0.38%        0.33%        0.27%


Note: Effective July 16, 1998, Zions First National Bank became the Fund's Investment Sub-Adviser replacing First Security Investment Management, Inc.. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Sub-Adviser replacing Zions First National Bank.

+  Not annualized
*  Annualized

                 See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          CLASS C
                                                       -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                         ENDED                             YEAR ENDED JUNE 30,
                                                        12/31/01          ------------------------------------------------------
                                                       (UNAUDITED)         2001        2000        1999        1998        1997
                                                       -----------        ------      ------      ------      ------      ------
Net asset value, beginning of period ..........           $9.64            $9.35       $9.87      $10.23       $9.94       $9.74
                                                         ------           ------      ------      ------      ------      ------

Income (loss) from investment operations:
   Net investment income ......................            0.18            0.38        0.38        0.38        0.41        0.44
   Net gain (loss) on securities (both
      realized and unrealized) ................          (0.04)            0.31       (0.42)      (0.35)       0.29        0.21
                                                         ------           ------      ------      ------      ------      ------

Total from investment operations ..............           0.14             0.69       (0.04)       0.03        0.70        0.65
                                                         ------           ------      ------      ------      ------      ------

Less distributions (note 6):
   Dividends from net investment income .......          (0.20)           (0.40)      (0.42)      (0.39)      (0.41)      (0.45)
   Distributions from capital gains ...........            -                -         (0.06)        -           -           -
                                                         ------           ------      ------      ------      ------      ------

   Total distributions ........................          (0.20)           (0.40)      (0.48)      (0.39)      (0.41)      (0.45)
                                                         ------           ------      ------      ------      ------      ------

Net asset value, end of period ................           $9.58            $9.64       $9.35       $9.87      $10.23       $9.94
                                                         ======           ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ....          1.40%+            7.52%      (0.33)%      0.18%       7.20%       6.80%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...          $4,984           $1,874      $1,036      $1,667      $1,476       $41
   Ratio of expenses to average net assets ....          1.43%*            1.47%       1.43%       1.45%       1.36%       1.08%
   Ratio of net investment income
      to average net assets ...................          3.67%*            3.93%       4.07%       3.57%       3.94%       4.64%
   Portfolio turnover rate ....................          13.87%+          44.17%      48.99%      87.49%      11.31%       5.09%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....          1.83%*            1.89%       1.91%       1.85%       2.08%       2.12%

   Ratio of net investment income
      to average net assets ...................          3.27%*            3.51%       3.58%       3.17%       3.22%       3.60%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....          1.34%*            1.39%       1.39%       1.37%       1.35%       1.07%

Note: Effective July 16, 1998, Zions First National Bank became the Fund's Investment Sub-Adviser replacing First Security Investment Management, Inc.. Effective August 1, 2001, Aquila Management Corporation became the Fund's Investment Sub-Adviser replacing Zions First National Bank.



+  Not annualized
*  Annualized

                                                                                          CLASS Y
                                                       -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                         ENDED                             YEAR ENDED JUNE 30,
                                                        12/31/01          ------------------------------------------------------
                                                       (UNAUDITED)         2001        2000        1999        1998        1997
                                                       -----------        ------      ------      ------      ------      ------
Net asset value, beginning of period ..........           $9.68            $9.36       $9.88      $10.24       $9.94       $9.74
                                                         ------           ------      ------      ------      ------      ------

Income (loss) from investment operations:
   Net investment income ......................           0.27             0.49        0.45        0.45        0.53        0.61
   Net gain (loss) on securities (both
      realized and unrealized) ................          (0.08)            0.34       (0.38)      (0.32)       0.30        0.21
                                                         ------           ------      ------      ------      ------      ------

Total from investment operations ..............           0.19             0.83        0.07        0.13        0.83        0.82
                                                         ------           ------      ------      ------      ------      ------

Less distributions (note 6):
   Dividends from net investment income .......          (0.25)           (0.51)      (0.53)      (0.49)       (0.53)     (0.62)
   Distributions from capital gains ...........            -                -         (0.06)        -            -          -
                                                         ------           ------      ------      ------      ------      ------

   Total distributions ........................          (0.25)           (0.51)      (0.59)      (0.49)      (0.53)      (0.62)
                                                         ------           ------      ------      ------      ------      ------

Net asset value, end of period ................           $9.62           $9.68        $9.36       $9.88      $10.24       $9.94
                                                         ======           ======      ======      ======      ======      ======

Total return (not reflecting sales charge) ....          1.92%+            9.05%       0.86%       1.19%       8.52%       8.69%

Ratios/supplemental data
   Net assets, end of period (in thousands) ...            $30              $5         $0.1        $5         $1,988        $41
   Ratio of expenses to average net assets ....          0.44%*            0.42%       0.42%       0.43%       0.37%       0.08%
   Ratio of net investment income
      to average net assets ...................          4.71%*            4.83%       4.88%       4.45%       5.02%       5.64%
   Portfolio turnover rate ....................          13.87%+          44.17%      48.99%      87.49%      11.31%       5.09%

The expense and net investment income ratios without the effect of the voluntary waiver of a portion of the management fee and the voluntary expense reimbursement were:

   Ratio of expenses to average net assets ....          0.85%*            0.64%       0.86%       0.96%       1.10%       1.12%

   Ratio of net investment income
      to average net assets ...................          4.31%*            4.62%       4.43%       3.92%       4.29%       4.60%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....          0.35%*            0.36%       0.39%       0.34%       0.36%       0.07%

                 See accompanying notes to financial statements.

SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund for Utah (the "Fund") was held on September 28, 2001. The holders of shares representing 61% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.   To elect Trustees.

     Number of Votes:

         TRUSTEE                        FOR                       WITHHELD

         Lacy B. Herrmann               2,278,360                  10,794
         Gary C. Cornia                 2,284,575                   4,579
         William L. Ensign              2,279,320                   9,834
         Diana P. Herrmann              2,284,575                   4,579
         Anne J. Mills                  2,284,575                   4,579
         R. Thayne Robson               2,279,052                  10,102


2.   To ratify the selection of KPMG LLP as the Fund's independent auditors.

         Number of Votes:

         FOR                            AGAINST                   ABSTAIN

         2,279,035                      0                         10,119